SCHEDULE OF SUBSIDIARIES OF THE COMPANY (Details)	6 Months Ended
Jun. 30, 2025
Elong Power International Co, Limited [Member]
Equity method investment place of incorporation	BVI
Date of incorporation	Sep. 20, 2023
Percentage of ownership	100.00%
Principal activities	Investment holding
Elong Power (Hong Kong) International Limited [Member]
Equity method investment place of incorporation	Hong Kong
Date of incorporation	Oct. 09, 2023
Percentage of ownership	100.00%
Principal activities	Investment holding
Elong Power (Ganzhou) Co., Ltd. [Member]
Equity method investment place of incorporation	Ganzhou, PRC
Date of incorporation	Nov. 02, 2023
Percentage of ownership	100.00%
Principal activities	Investment holding
Huizhou City Yipeng Energy Technology Co., Ltd [Member]
Equity method investment place of incorporation	Huizhou, PRC
Date of incorporation	Jan. 26, 2014
Percentage of ownership	100.00%
Principal activities	R&D and manufacturing of lithium-ion power batteries, lithium-ion power battery systems and their accessories
Ganzhou Yipeng Energy & Technology Co., Ltd. [Member]
Equity method investment place of incorporation	Ganzhou, PRC
Date of incorporation	May 28, 2018
Percentage of ownership	100.00%
Principal activities	R&D and manufacturing of lithium-ion batteries, backup power supplies, energy storage systems and accessories.
Zibo Yipeng Energy & Technology Co., Ltd. [Member]
Equity method investment place of incorporation	Zibo, PRC
Date of incorporation	Sep. 29, 2022
Percentage of ownership	100.00%
Principal activities	R&D and manufacturing of battery spare parts and energy storage technology services
Elong Power (Beijing) Co., Ltd. [Member]
Equity method investment place of incorporation	Beijing, PRC
Date of incorporation	Apr. 26, 2024
Percentage of ownership	100.00%
Principal activities	Operations, sales and R&D
TMT Acquisition Corp [Member]
Equity method investment place of incorporation	Cayman Islands
Date of incorporation	Jul. 06, 2021
Principal activities	Investment holding
Elong Power (Zibo) Co., Ltd. [Member]
Equity method investment place of incorporation	Zibo, PRC
Date of incorporation	Jan. 23, 2025
Percentage of ownership	100.00%
Principal activities	Operations, sales and R&D